Contribution Plan (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Contribution Plan [Abstract]
Total contributions, not per employee amount	¥ 39,859	¥ 33,002	¥ 166,765
Discontinued operations			139,367
Contributions for employee benefits	¥ 32,393	¥ 29,434	¥ 27,350